Investments (Details 8) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value
Fixed income securities	$ 76,113	$ 79,612
Equity securities	4,363	4,811
Short-term Investments	1,291	3,279
Derivative instruments	(12)	(17)
Gross unrealized Gains
Fixed income securities	4,404	3,257
Equity securities	369	646
Derivative instruments	3	2
Gross unrealized Losses
Fixed income securities	(1,670)	(2,431)
Equity securities	(209)	(63)
Derivative instruments	(20)	(24)
Unrealized net gains (losses)
Fixed income securities	2,734	826
Equity securities	160	583
Derivative instruments	(17)	(22)
EMA limited partnership interests	2
Unrealized net capital gains and losses, pre-tax	2,879	1,387
Amount recognized for:
Insurance reserves	(594)	(9)
DAC and DSI	(124)	85
Amounts recognized	(718)	76
Deferred income taxes	(761)	(515)
Total unrealized net capital gains and losses	1,400	948
Fair value of derivative securities classified as assets, with unrealized net gains (losses) in AOCI	(5)	2
Fair value of derivative securities classified as liabilities, with unrealized net gains (losses) in AOCI	$ 7	$ 19